Exhibit 99.23

Exception Detail
Run Date - 11/22/2022 1 :52:30 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	6000079227	XXXX	7000873	418	XXXX	Credit	UW Collateral		UW Collateral - UW - Client Condo Warranty Requirements		Client approved the non warrantable condo with a 60% investor concentration		Client approved due to seasoned investor with good FICO and DSCR coverage ratio.				05/24/2022	B	2	XXXX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	6000083453	XXXX	6937359	330	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		1008 shows $3200 Market Rent per 1007 being used to calculate DSCR of .90%. 1007 provided shows Market Rent as $2800 making DSCR = 0.79%.	Documentation has been provided.			07/22/2022			A	1	XXXX	FL	3	3	A	A	A	A	N/A	N/A	A	A		Exempt	1